CRM FUNDS

                               [GRAPHIC OMITTED]

                                    SMALL CAP
                                   VALUE FUND

                                     MID CAP
                                   VALUE FUND

                              Institutional Shares

                               SEMI-ANNUAL REPORT

                                December 31, 1999


                               [GRAPHIC OMITTED]

                                  THE CRM FUNDS
--------------------------------------------------------------------------------
                    FUND AND SHAREHOLDER ACCOUNT INFORMATION:

                                   PFPC, Inc.
                                  P.O. Box 8742
                              Wilmington, DE 19899
                                 (800) CRM-2883

--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT                                             DECEMBER 31, 1999
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

1999 was a year of fads, of stock market records and, as always, change. So seemed to be the case with Internet stocks, as people again ignored fundamentals in favor of momentum and speculation. Day traders expanded the volatility of the stock market considerably, and wide daily swings of 20-30% in Internet stocks became a regular event. Microsoft survived a Federal Court's monopoly ruling, only to have its share price reach a record level on the December announcement of the completion of Windows 2000, making it the first company in history to reach a market capitalization over $600 billion.

A record $70 billion was raised in the IPO market, dominated by Internet companies but also marked by initial offerings from Goldman Sachs & Co. and United Parcel Service, the largest IPO in history. Technology euphoria drove the NASDAQ over 3000 and then over 4000 in a two-month period; the NASDAQ's gain of 85.6% marked the single greatest one-year gain of any broad index, surpassing the Dow Jones gain of 81.5% in 1915. The S&P 500 Index itself experienced its fifth year in a row of 20%+ performance, sealing the best five-year run of the century. Five of the best performing stocks last year are telecommunications companies, and the other five make software for use on the Web. In short, everything paled in comparison to technology.

The narrow technology leadership is perhaps best explained not in terms of its success, but in terms of the rest of the market's setbacks. A full 50% of S&P 500 stocks actually declined over the year, and 104 of the 500 names dropped over 25% in value. Similarly, while the P/E ratio of the S&P 500 grew from 24 to 28 on a market cap weighted basis (with the larger cap technology names ascending to much higher levels), the P/E ratio on an equally weighted basis actually fell from 19 to 18 throughout the year. And nowhere was this more evident than within the small and mid cap markets, where the disparity between growth and value stocks reached its highest point since the Frank Russell Co. began reporting its data in 1979. The Russell Mid Cap Growth Index outperformed the Russell Mid Cap Value Index by a staggering 51% in 1999. Furthermore, an unprecedented degree of punishment was dealt out to companies with either disappointing earnings or traditional business models that didn't fit the mold of "the new paradigm."

Since the CRM Funds' beginnings in 1973, we have been very conscious of risk versus return when selecting investments. We believe that an example of our ability to manage risk versus return is our technology related exposure in portfolios. While our value strategy did benefit from our core technology weighting, some of our best performing stocks were not considered "technology" under traditional classifications. Instead, these companies, most of which are service oriented, benefit indirectly from the growth in e-commerce, the Internet bandwidth and telecommunications by capturing these same themes while trading at reasonable valuations.

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                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------

The market is, and always will be, a multi-tiered market in which certain styles are favored over others. The Federal Reserve has done such a good job over the past few years in managing what has seemed to be an endless economic soft landing that investors have forgotten about business cycles (and market cycles) altogether. Value investing is aided by cyclical environments, as it gives many industries an opportunity to produce very high rates of recovery earnings growth. As we said at the beginning of this letter, last year was marked by change. Change will forever be on the horizon. Previous periods of value or growth stocks outperforming one another have correlated with changes in the business cycles, brought on by influences such as inflation and interest rates, among others. The Fed's concern over the impact of global recovery on our economy will no doubt lead to additional interest rate increases. We believe these changes will expand the market's single-minded focus on technology and reward a broader universe of stocks. An important distinction needs to be made between investing and chasing momentum, the latter of which is leading investors to disregard risk constraints and valuation criteria altogether. Looking into the next millenium, we, as always, remain poised to strive to provide our investors with the best returns for the least amount of risk we can accept.

Sincerely,

The CRM Funds

         /S/RONALD H. MCCLYNN                          /S/ROBERT J. CHRISTIAN
         Ronald H. McGlynn                             Robert J. Christian
         President and CEO                             President
         Cramer Rosenthal McGlynn, LLC                 WT Mutual Fund

The Russell 3000(REGISTRATION MARK) Index measures the performance of the 3,000 largest U.S. companies, based on total market capitalization. The Russell 1000(REGISTRATION MARK) Index measures the performance of the 1,000 largest companies in the Russell 3000(REGISTRATION MARK) Index. The Russell 2500(TM) Index measures the performance of the 2,500 smallest companies in the Russell
3000(REGISTRATION MARK) Index. The Russell 2500(TM) Value Index measures the performance of those Russell 2500(TM) companies with lower price-to-book ratios and lower forecasted growth values. Lastly, the Russell 2500(TM) Growth Index measures the performance of those Russell 2500(TM) companies with higher price-to-book ratios and higher forecasted growth values.

These indices do not include the effect of any expenses, which have been deducted from each Fund's return. Individuals cannot invest directly in any index.

During the period certain fees and expenses were waived by the service providers. Without these waivers total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change in Value of $10,000 Investment section of this report.

The views in this report were those of the Funds' managers as of December 31, 1999 and may not reflect the views of the managers on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Funds in understanding their investment in the Funds and do not constitute investment advice.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 1999
--------------------------------------------------------------------------------


                                                                               SMALL CAP               MID CAP
                                                                              VALUE FUND              VALUE FUND
                                                                              ----------              ----------
ASSETS
     Investments in Series, at value ..............................          $174,621,217            $10,305,934
                                                                             ------------            -----------
     Receivable for Portfolio shares sold .........................               602,694                   --
     Receivable for investment in Series withdrawn ................               253,424                   --
     Other assets .................................................                56,068                 57,448
                                                                             ------------            -----------
Total assets ......................................................           175,533,403             10,363,382
                                                                             ------------            -----------
LIABILITIES
     Payable for Portfolio shares redeemed ........................               253,424                     --
     Payable for investment in Series .............................               602,694                     --
     Accrued expenses and other liabilities .......................               212,087                 10,351
                                                                             ------------            -----------
Total liabilities .................................................             1,068,205                 10,351
                                                                             ------------            -----------
NET ASSETS ........................................................          $174,465,198            $10,353,031
                                                                             ============            ===========
COMPONENTS OF NET ASSETS
     Paid in capital ..............................................          $169,277,101            $10,437,941
     Undistributed net investment income (loss) ...................              (659,821)                12,005
     Net unrealized appreciation on investments ...................            13,904,652                703,597
     Accumulated net realized loss ................................            (8,056,734)              (800,512)
                                                                             ------------            -----------
NET ASSETS ........................................................          $174,465,198            $10,353,031
                                                                             ============            ===========
NET ASSETS BY SHARE CLASS
     Investor Shares ..............................................         $  80,012,252            $        --
     Institutional Shares .........................................            94,452,946             10,353,031
                                                                             ------------            -----------
                                                                             $174,465,198            $10,353,031
                                                                             ============            ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
     Investor Shares ..............................................             5,076,295                     --
     Institutional Shares .........................................             5,917,876                937,725

NET ASSET VALUE (OFFERING PRICE AND
     REDEMPTION PRICE) PER SHARE
     Investor Shares ..............................................                $15.76                     --
     Institutional Shares .........................................                $15.96                 $11.04


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SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD JULY 1, 1999 THROUGH DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                             SMALL CAP        MID CAP
                                                                            VALUE FUND      VALUE FUND
                                                                            ----------      ----------
INVESTMENT INCOME
     Investment income from Series .....................................   $    126,199    $     23,438
     Expenses from Series ..............................................       (249,558)        (14,752)
                                                                           ------------    ------------
       Net investment income (loss) from Series ........................       (123,359)          8,686
     Dividends .........................................................        233,900          38,853
     Interest ..........................................................         41,219          23,198
                                                                           ------------    ------------
Total investment income ................................................        151,760          70,737
                                                                           ------------    ------------
EXPENSES
     Investment advisory fees ..........................................        437,325          30,148
     Shareholder services--Investor shares .............................        104,768            --
     Administration fees ...............................................         60,351          12,029
     Transfer agent services ...........................................         68,049          10,185
     Professional services .............................................         31,958           9,734
     Registration fees .................................................         29,119           4,553
     Accounting services ...............................................         24,115          15,098
     Custody fees ......................................................         19,683             710
     Trustee fees and expenses .........................................          9,174           8,640
     Amortization of organizational costs ..............................          5,841           2,022
     Printing ..........................................................         14,213             845
     Miscellaneous .....................................................          6,985           1,101
                                                                           ------------    ------------
Total expenses .........................................................        811,581          95,065
     Expenses reimbursed and fees waived (Note 4) ......................             --         (45,387)
                                                                           ------------    ------------
Net expenses ...........................................................        811,581          49,678
                                                                           ------------    ------------
NET INVESTMENT INCOME (LOSS) ...........................................       (659,821)         21,059
                                                                           ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS

     Net realized gain (loss) from investments .........................     20,882,734        (296,453)
     Net change in unrealized appreciation (depreciation) of investments    (11,512,639)       (139,942)
                                                                           ------------    ------------
Net realized and unrealized gain (loss) on investments .................      9,370,095        (436,395)
                                                                           ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS .........................................   $  8,710,274    $   (415,336)
                                                                           ============    ============

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


                                                                                SMALL CAP VALUE FUND
                                                                 ------------------------------------------------
                                                                 PERIOD ENDED      PERIOD ENDED     YEAR ENDED
                                                                  DECEMBER 31,       JUNE 30,       SEPTEMBER 30,
                                                                     1999(b)          1999(a)          1998
                                                                  ------------     ------------     ------------
NET ASSETS -- BEGINNING OF PERIOD ............................    $184,857,401     $179,175,027     $144,000,755
                                                                  ------------     ------------     ------------
OPERATIONS
     Net investment loss .....................................        (659,821)         (62,625)        (550,558)
     Net realized gain (loss) from investments ...............      20,882,734      (24,868,940)      (3,867,578)
     Net changes in unrealized appreciation (depreciation)
       of investments ........................................     (11,512,639)      39,680,895      (39,373,134)
                                                                  ------------     ------------     ------------
       Net increase (decrease) in net assets resulting
         from operations .....................................       8,710,274       14,749,330      (43,791,270)
                                                                  ------------     ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net realized gain on investments -- Investor shares .....              --               --       (7,725,721)
     Return of capital -- Investor shares ....................              --          (32,526)        (212,312)
     Return of capital -- Institutional shares ...............              --          (21,148)              --
                                                                  ------------     ------------     ------------
       Total distributions to shareholders ...................              --          (53,674)      (7,938,033)
                                                                  ------------     ------------     ------------
CAPITAL SHARE TRANSACTIONS
     Sale of shares -- Investor Shares .......................       6,039,332       20,036,102       86,883,053
     Sale of shares -- Institutional Shares ..................      10,543,448       47,952,631       64,007,466
     Reinvestment of distributions -- Investor Shares ........              --           29,522        7,442,799
     Reinvestment of distributions -- Institutional Shares ...              --           17,473               --
     Redemptions of shares -- Investor Shares ................     (24,491,510)     (61,826,506)     (67,420,738)
     Redemptions of shares -- Institutional Shares ...........     (11,193,747)     (15,222,504)      (4,009,005)
                                                                  ------------     ------------     ------------
       Net increase (decrease) from capital share transactions     (19,102,477)      (9,013,282)      86,903,575
                                                                  ------------     ------------     ------------
       Total increase (decrease) in net assets ...............     (10,392,203)       5,682,374       35,174,272
                                                                  ------------     ------------     ------------
NET ASSETS -- END OF PERIOD ..................................    $174,465,198     $184,857,401     $179,175,027
                                                                  ============     ============     ============
Accumulated undistributed net investment income ..............    $         --     $         --     $         --
                                                                  ============     ============     ============
CAPITAL SHARE TRANSACTIONS ...................................       SHARES           SHARES           SHARES
                                                                  ------------     ------------     ------------
     Sale of shares -- Investor Shares .......................         416,710        2,003,255        5,036,141
     Sale of shares -- Institutional Shares ..................         709,508        3,827,612        3,750,486
     Reinvestment of distributions -- Investor Shares ........              --            2,138          473,135
     Reinvestment of distributions -- Institutional Shares ...              --            1,254               --
     Redemptions of shares -- Investor Shares ................      (1,684,752)      (5,278,702)      (4,034,611)
     Redemptions of shares -- Institutional Shares ...........        (752,409)      (1,384,480)        (234,095)
                                                                  ------------     ------------     ------------
       Net increase (decrease) in shares .....................      (1,310,943)        (828,923)       4,991,056
                                                                  ============     ============     ============


(a) For the period  October 1, 1998 through  June 30,  1999.
(b) For the period July 1, 1999 through December 31, 1999 (Unaudited).

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------



                                                                                 MID CAP VALUE FUND
                                                                   ----------------------------------------------
                                                                   PERIOD ENDED     PERIOD ENDED     PERIOD ENDED
                                                                   DECEMBER 31,       JUNE 30,       SEPTEMBER 30,
                                                                      1999(c)          1999(b)           1998(a)
                                                                   -----------       ----------       ----------
NET ASSETS -- BEGINNING OF PERIOD ............................     $ 9,886,686       $5,338,282       $      100
                                                                   -----------       ----------       ----------
OPERATIONS
     Net investment income (loss) ............................          21,059          (11,931)          28,981
     Net realized gain (loss) from investments ...............        (296,453)        (504,333)          27,223
     Net changes in unrealized appreciation (depreciation)
       of investments ........................................        (139,942)       1,530,947         (687,408)
                                                                   -----------       ----------       ----------
       Net increase (decrease) in net assets resulting
         from operations .....................................        (415,336)       1,038,545         (631,204)
                                                                   -----------       ----------       ----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income -- Institutional shares ...........         (20,711)         (29,981)              --
     Net realized gain on investments -- Institutional shares.              --          (27,223)              --
                                                                   -----------       ----------       ----------
       Total distributions to shareholders ...................         (20,711)         (56,204)              --
                                                                   -----------       ----------       ----------
CAPITAL SHARE TRANSACTIONS
     Sale of shares -- Institutional Shares ..................       6,449,548        3,724,098        5,998,670
     Reinvestment of distributions -- Institutional Shares ...          20,705           55,970             --
     Redemption of shares -- Institutional Shares ............      (5,567,861)        (214,005)         (29,284)
                                                                   -----------       ----------       ----------
       Net increase from capital share transactions ..........         902,392        3,566,063        5,969,386
                                                                   -----------       ----------       ----------
       Total increase in net assets ..........................         466,345        4,548,404        5,338,182
                                                                   -----------       ----------       ----------
NET ASSETS -- END OF PERIOD ..................................     $10,353,031       $9,886,686       $5,338,282
                                                                   ===========       ==========       ==========
Accumulated undistributed net investment income ..............     $    12,005       $   11,657       $   28,981
                                                                   ===========       ==========       ==========

CAPITAL SHARE TRANSACTIONS ...................................        SHARES           SHARES           SHARES
                                                                   -----------       ----------       ----------
     Sale of shares -- Institutional Shares ..................         626,358          414,468          555,219
     Reinvestment of distributions -- Institutional Shares ...           2,003            5,483               --
     Redemption of shares -- Institutional Shares ............        (578,746)         (83,990)          (3,080)
                                                                   -----------       ----------       ----------
       Net increase in shares ................................          49,615          335,961          552,139
                                                                   ===========       ==========       ==========

(a) For the period January 6, 1998 (commencement of operations) through September 30, 1998.
(b) For the period  October 1, 1998 through June 30, 1999.
(c) For the period July 1, 1999 through December 31, 1999 (Unaudited).



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SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR AN AVERAGE SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH

PERIOD INDICATED.


                                                                           SMALL CAP VALUE FUND
                                             ----------------------------------------------------------------------------------
                                                                              INVESTOR SHARES
                                             ----------------------------------------------------------------------------------
                                             PERIOD ENDED      PERIOD ENDED     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                              DECEMBER 31,       JUNE 30,      SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,

                                                1999(c)          1999(b)           1998             1997            1996(a)
                                             ------------      ------------     ----------       ----------       ----------
Net asset value -- Beginning of Period .....    $ 14.94          $ 13.61         $  17.68         $  13.71          $ 10.00
                                                -------          -------         --------         --------          -------
Investment operations
     Net investment loss ...................      (0.08)           (0.02)           (0.06)           (0.06)           (0.02)
     Net realized and unrealized gain
       (loss) on investments ...............       0.90             1.35            (3.15)            4.89             3.73
                                                -------          -------         --------         --------          -------
Total from investment operations ...........       0.82             1.33            (3.21)            4.83             3.71
                                                -------          -------         --------         --------          -------
Distributions to shareholders from
     Net investment income .................         --               --               --               --               --(d)
     Net realized gain on investments ......         --               --            (0.84)           (0.86)              --
     Return of capital .....................         --             --(d)           (0.02)              --               --
                                                -------          -------         --------         --------          -------
Total distributions to shareholders ........         --               --            (0.86)           (0.86)              --
                                                -------          -------         --------         --------          -------
Net asset value -- End of Period ...........    $ 15.76          $ 14.94         $  13.61         $  17.68          $ 13.71
                                                =======          =======         ========         ========          =======
Total Return ...............................       5.49%           9.80%         (18.81)%           37.14%           37.15%

Ratios/Supplemental data Ratios to
  average net assets:
     Expenses, including
       reimbursement/waiver ................      1.39%(e)         1.42%(e)         1.38%            1.50%            1.49%
     Expenses, excluding
       reimbursement/waiver ................      1.39%(e)         1.46%(e)         1.38%            1.50%            1.98%
     Net investment loss, including
       reimbursement/waiver ................    (0.92)%(e)       (0.16)%(e)        (0.34)%          (0.56)%          (0.40)%
Portfolio turnover rate ....................         --(f)           64%              57%              99%             111%
Net assets at end of period
  (000's omitted) ..........................    $80,013          $94,806         $130,929         $144,001          $45,385


(a) For the year October 1, 1995 (commencement of operations) through September 30, 1996.
(b) For the period  October 1, 1998 through  June 30,  1999.
(c) For the period July 1, 1999 through December 31, 1999 (Unaudited).
(d) Less than $0.01 per share.
(e) Annualized. Effective November 1, 1999, the ratios to average net assets include expenses allocated from the Series.
(f) See WT Investment Trust's Note 4
    to the Financial Statements for portfolio turnover.


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR AN AVERAGE SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.



                                                                                SMALL CAP VALUE FUND
                                                                   ------------------------------------------------
                                                                                INSTITUTIONAL SHARES
                                                                   ------------------------------------------------
                                                                   PERIOD ENDED      PERIOD ENDED     PERIOD ENDED
                                                                   DECEMBER 31,        JUNE 30         SEPTEMBER 30,
                                                                      1999(c)          1999(b)            1998(a)
                                                                   ------------      ------------     ------------
Net asset value -- Beginning of Period .......................         $ 15.11          $ 13.72          $ 15.99
                                                                       -------          -------          -------
Investment operations
     Net investment income (loss) ............................           (0.05)            0.01             0.01
     Net realized and unrealized gain (loss) on investments ..            0.90             1.38            (2.28)
                                                                       -------          -------          -------
Total from investment operations .............................            0.85             1.39            (2.27)
                                                                       -------          -------          -------
Distributions to shareholders from
     Return of capital .......................................            --                 --(d)            --
                                                                       -------          -------          -------
Net asset value -- End of Period .............................         $ 15.96          $ 15.11          $ 13.72
                                                                       =======          =======          =======
Total Return .................................................           5.63%           10.16%         (14.20)%

Ratios/Supplemental data
Ratios to average net assets:
     Expenses, including reimbursement/waiver ................           1.07%(e)         1.08%(e)         1.15%(e)
     Expenses, excluding reimbursement/waiver ................           1.07%(e)         1.09%(e)         1.23%(e)
     Net investment income, including reimbursement/waiver ...         (0.61)%(e)         0.11%(e)         0.08%(e)
Portfolio turnover rate ......................................              --(f)           64%              57%
Net assets at end of period (000's omitted) ..................         $94,453          $90,051          $48,246

(a) For the period January 27, 1998 (inception of Institutional Share class) through September 30, 1998.
(b) For the period October 1, 1998 through June 30, 1999.
(c) For the period July 1, 1999 through December 31, 1999 (Unaudited).
(d) Less than $0.01 per share.
(e) Annualized. Effective November 1, 1999, the ratios to average net assets include expenses allocated from the Series.
(f) See WT Investment Trust's Note 4 to the Financial Statements for portfolio turnover.


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR AN AVERAGE SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.


                                                                                   MID CAP VALUE FUND
                                                                     ------------------------------------------------
                                                                                  INSTITUTIONAL SHARES
                                                                     ------------------------------------------------
                                                                     PERIOD ENDED     PERIOD ENDED      PERIOD ENDED
                                                                     DECEMBER 31,        JUNE 30        SEPTEMBER 30,
                                                                       1999(c)          1999(b)           1998(a)
                                                                     ------------     ------------      ------------
Net asset value -- Beginning of Period .......................          $11.13           $ 9.67           $10.00
                                                                        ------           ------           ------
Investment operations
     Net investment income ...................................            0.02             0.02             0.05
     Net realized and unrealized gain (loss) on investments ..           (0.09)            1.53            (0.38)
                                                                        ------           ------           ------
Total from investment operations .............................           (0.07)            1.55            (0.33)
                                                                        ------           ------           ------
Distributions to shareholders from
     Net investment income ...................................           (0.02)           (0.05)              --
     Net realized gain on investments ........................            --              (0.04)              --
                                                                        ------           ------           ------
Total distributions to shareholders ..........................           (0.02)           (0.09)              --
                                                                        ------           ------           ------
Net asset value -- End of Period .............................          $11.04           $11.13            $9.67
                                                                        ======           ======            =====
Total Return .................................................         (0.60)%           16.11%          (3.30)%

Ratios/Supplemental data
Ratios to average net assets:
     Expenses, including reimbursement/waiver ................           1.15%(d)         1.15%(d)         1.15%(d)
     Expenses, excluding reimbursement/waiver ................           1.95%(d)         1.86%(d)         4.16%(d)
     Net investment income, including reimbursement/waiver ...           0.37%(d)         0.22%(d)         0.84%(d)
Portfolio turnover rate ......................................              --(e)          118%              78%
Net assets at end of period (000's omitted) ..................         $10,353           $9,887           $5,338

(a) For the period January 6, 1998 (commencement of operations) through September 30, 1998.
(b) For the period October 1, 1998 through June 30, 1999.
(c) For the period July 1, 1999 through December 31, 1999 (Unaudited).
(d) Annualized. Effective November 1, 1999, the ratios to average net assets include expenses allocated from the Series.
(e) See WT Investment Trust's Note 4 to the Financial Statements for portfolio turnover.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.   ORGANIZATION

CRM Small Cap Value Fund and CRM Mid Cap Value Fund (each a "Fund" and collectively the "Funds") are series of WT Mutual Fund ("WT Fund"). WT Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Funds. Information regarding other series of WT Fund are contained in separate reports to their shareholders.

Effective November 1, 1999, each Fund began pursuing its investment objective by investing all of its investable assets in the corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations. The performance of each Fund is directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Information presented for periods prior to November 1, 1999 reflects the operating results of predecessor mutual funds (see Note 6).

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

The following represent the significant accounting policies of the Funds:

     VALUATION OF INVESTMENT IN SERIES -- The valuation of each Fund's investment in its corresponding Series is based on the underlying securities held by the Series. Each Fund is allocated its portion of the Series' securities market value based on its ownership interest in the Series. The valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

     INVESTMENT INCOME -- The Funds record their share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Fund records its own expenses as incurred.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders from net investment income and net realized gain, if any, are declared and paid annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations and additional distributions will be made if necessary.

     ORGANIZATION COSTS -- Costs incurred by the Funds in connection with their organization and registration of shares prior to June 30, 1998, have been capitalized and are being amortized using the straight-line method over a five-year period.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

     FEDERAL TAXES -- Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Since the Funds intend to meet these minimum distribution requirements, no federal income tax provision is currently required.

     CAPITAL LOSS CARRYFORWARDS -- At June 30, 1999, for federal income tax purposes, the following Funds had capital loss carryforwards which may be applied against any net taxable realized gains of each succeeding year until the earlier of their utilization or expiration.

                                            SMALL CAP                  MID CAP
           EXPIRATION DATE                 VALUE FUND               VALUE FUND
           -------------------------------------------------------------------
           June 30, 2007                   $10,837,449                 $13,880

3.   ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment advisor to the Series is Cramer Rosenthal McGlynn, LLC ("CRM"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements. Prior to November 1, 1999, CRM served as investment adviser to the Predecessor Funds (see Note 6) and received an annual fee of .75% of average daily net assets.

PFPC Inc. ("PFPC") performs certain administrative and accounting services, including determining the net asset value per share of each Fund, pursuant to an Administration and Accounting Services Agreement with WT Fund on behalf of the Funds.

PFPC also serves as transfer and dividend disbursing agent to the Funds.

Certain Trustees and officers of WT Fund are also officers or directors of CRM. Trustees and officers of WT Fund who are interested persons of WT Fund receive no compensation from the Fund.

4.   WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

CRM has voluntarily undertaken to waive a portion of its fees or reimburse certain expenses of the Institutional Shares of each Fund to the extent that total operation expenses exceed 1.15% of net assets. This understanding will remain in place until the Board of Trustees approves its termination. In addition, PFPC has voluntarily waived a portion of its fees. For the period ended December 31, 1999, fees waived and expenses reimbursed were as follows:


                                         INVESTMENT                TRANSFER                EXPENSES
                                           ADVISORY   ACCT/ADMIN      AGENT    CUSTODY   REIMBURSED
                                                FEE          FEE        FEE        FEE   BY ADVISOR      TOTAL
                                         ----------   ----------   --------    -------   ----------  ---------
           Mid Cap Value Fund ..........   $30,251       $9,000     $4,000       $200       $1,936    $45,387


--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

5.   INVESTMENT TRANSACTIONS

During the period ended December 31, 1999, contributions to and withdrawals from the respective Series were as follows:

                                                     SMALL CAP          MID CAP
                                                    VALUE FUND       VALUE FUND
                                                  ------------      -----------
       Contributions ............................ $166,684,680      $13,148,800
       Withdrawals ..............................  (16,662,794)      (4,181,319)

6.   FUND MERGER

Effective November 1, 1999, the CRM Small Cap Value Fund and CRM Mid Cap Value Fund acquired all of the assets and assumed all of the liabilities of The CRM Funds - Small Cap Value Fund and The CRM Funds - Mid Cap Value Fund (the "Predecessor Funds"), respectively, each an open-end management company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Predecessor Funds received shares of their respective Fund equal to the aggregate net asset value of their shares in the Predecessor Fund.

The Reorganizations were treated as non-taxable events and accordingly each Fund basis in the securities acquired reflects the historical cost basis as of the date of transfer. The net assets and net unrealized appreciation (depreciation) of the Predecessor Funds as of November 1, 1999 were as follows:

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                    NET ASSETS   (DEPRECIATION)
                                                  ------------      -----------
       The CRM Funds - Small Cap Value Fund ..... $158,832,951      $(2,022,593)
       The CRM Funds - Mid Cap Value Fund .......   12,256,419         (501,458)


The Predecessor Funds' investment objectives, policies and restrictions were identical to those of their respective Fund, which were established on November 1, 1999. For financial reporting purposes the Predecessor Funds' operating histories prior to the acquisitions are reflected in the respective financial statements and financial highlights of the Funds.


--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTICE TO SHAREHOLDERS (UNAUDITED)
--------------------------------------------------------------------------------

SPECIAL MEETINGS OF SHAREHOLDERS

A special meeting of the shareholders of the Predecessor Funds was held on October 22, 1999 to vote on the following proposal:


1. To approve an Agreement and Plan of Reorganization (the "Plan") for each Predecessor Fund providing for the transfer of each Predecessor Fund's assets to a newly-created Fund (a "Successor Fund") in exchange for shares of equal value of the Successor Fund (see Note 6 to the Financial Statements).

                 FOR               AGAINST           ABSTAINED
              ---------            ------            ---------
              8,432,590            48,514             385,556

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                      SECURITY
  SHARES             DESCRIPTION                   VALUE
  ------             -----------                   -----

COMMON STOCK (98.2%)
AMUSEMENT & RECREATION (3.7%)

    611,500 Trans World Entertainment Corp.*  $  6,420,750
                                              ------------
COMMERCIAL PRINTING (1.0%)
     29,100 Zebra Technologies Class A* .....    1,702,350
                                              ------------
COMPUTER SERVICES (11.4%)
     98,500 Bell and Howell Co. .............    3,133,531
     69,700 Metamor Worldwide, Inc.* ........    2,030,012
     60,000 Symantec Corp.* .................    3,517,500

    446,000 Systems & Computer Technology
              Corp.* ........................    7,247,500

    383,200 Trident Microsystems, Inc.* .....    3,927,800
                                              ------------
                                                19,856,343
                                              ------------
FINANCE & INSURANCE (14.7%)
INSURANCE CARRIERS (2.5%)

    195,000 Everest Reinsurance Holdings, Inc.   4,350,938
                                              ------------

SAVINGS, CREDIT & OTHER FINANCIAL
INSTITUTIONS (12.2%)
    440,800 AmeriCredit Corp.* ..............    8,154,800
    247,000 Bay View Capital Corp. ..........    3,504,313
    116,600 Community First Bankshares, Inc.     1,836,450
    156,800 Imperial Bancorp* ...............    3,782,800
    230,000 Richmond County Financial Corp. .    4,154,375
                                              ------------
                                                 21,432,738
                                              ------------
                                                 25,783,676
                                              ------------
FOOD AND BEVERAGE (1.3%)
    128,900 International Home Foods, Inc.* .    2,239,637
                                              ------------
HOSPITAL & MEDICAL SERVICE PLANS (2.5%)
    165,100 First Health Group Corp. * ......    4,437,062
                                              ------------
HOTELS, OTHER LODGING PLACES (2.7%)
    529,900 Prime Hospitality Corp.* ........    4,669,744
                                              ------------
MANUFACTURING (27.6%)
AUTOMOTIVE PARTS-EQUIPMENT (0.6%)
    219,500 OEA, Inc.* ......................    1,070,062
                                              ------------
CHEMICAL & ALLIED PRODUCTS (2.2%)
    186,900 Arch Chemicals, Inc. ............    3,913,219
                                              ------------

                      SECURITY
  SHARES             DESCRIPTION                   VALUE
  ------             -----------                   -----

MANUFACTURING (CONTINUED)
CONSUMER PRODUCTS (4.5%)
    279,700 Central Garden & Pet Co.* ....... $  2,901,887
    325,600 Playtex Products, Inc.* .........    5,006,100
                                              ------------
                                                 7,907,987
                                              ------------
ELECTRICAL EQUIPMENT (1.1%)
    101,200 EMCOR Group, Inc. ...............    1,846,900
                                              ------------
ELECTRONIC COMPONENTS (8.1%)
     26,600 DII Group, Inc.* ................    1,887,769
    690,700 Oak Technology, Inc.* ...........    6,518,481
    160,100 OPTI, Inc.* .....................      850,531
    125,500 Tektronix, Inc. .................    4,878,812
                                              ------------
                                                14,135,593
                                              ------------
IRON & STEEL (2.1%)
    400,200 WHX Corp.* ......................    3,601,800
                                              ------------
MACHINERY & HEAVY EQUIPMENT (4.0%)
    252,100 Terex Corp.* ....................    6,995,775
                                              ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.4%)
     45,900 D.R. Horton, Inc. ...............      633,994
                                              ------------
NONFERROUS METALS (0.9%)
    129,500 Mascotech, Inc. .................    1,643,031
                                              ------------
PRECISION INSTRUMENTS & MEDICAL (2.6%)
    119,600 Acuson Corp.* ...................    1,502,475
    116,100 CONMED Corp.* ...................    3,004,088
                                              ------------
                                                 4,506,563
                                              ------------
TELECOMMUNICATIONS EQUIPMENT (1.1%)
    168,700 Allen Telecom, Inc.* ............    1,950,594
                                              ------------
                                                48,205,518
                                              ------------
OIL & GAS EXPLORATION (3.0%)
    281,800 Nuevo Energy Co.* ...............    5,283,750
                                              ------------
SERVICES (16.8%)
ADVERTISING SERVICES (4.1%)
    380,000 R.H. Donnelley Corp.* ...........    7,172,500
                                              ------------
BUSINESS SERVICES (5.0%)
    213,000 ChoicePoint, Inc.* ..............    8,812,875
                                              ------------

* Non-income producing security.
--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                      SECURITY
  SHARES             DESCRIPTION                   VALUE
  ------             -----------                   -----

SERVICES (CONTINUED)
COMMERCIAL & CONSUMER SERVICES (0.4%)
     22,700 Primark Corp.* .................. $    631,344
                                              ------------
DETECTIVE, GUARD & ARMORED CAR
SERVICES (2.0%)
    327,400 Burns International Services,
             Corp. ..........................    3,540,013
                                              ------------
MEDICAL & HEALTH SERVICES (1.3%)
    255,500 QuadraMed Corp.* ................    2,227,641
                                              ------------
MOTION PICTURE THEATRE SERVICES (1.3%)
    400,400 Loews Cineplex Entertainment
            Corp.* ...... ...................    2,352,350
                                              ------------
PERSONAL SERVICES (0.4%)
     41,100 Steiner Leisure Ltd.* ...........      685,856
                                              ------------
SANITARY SERVICES (2.3%)

    213,893 Casella Waste Systems, Inc.* ....    4,037,230
                                              ------------
                                                29,459,809
                                              ------------
REAL ESTATE INVESTMENT TRUSTS (4.0%)
  1,691,900 Ventas, Inc. ....................    7,084,831
                                              ------------
RETAIL (8.5%)
COMPUTER & ELECTRONICS (0.6%)
     43,200 Intertan, Inc.* .................    1,128,600
                                              ------------
MERCHANDISING (4.1%)
    429,800 Maxim Group, Inc.* ..............    2,310,175
    101,300 Shopko Stores, Inc.* ............    2,329,900
    305,200 United Retail Group, Inc.* ......    2,517,900
                                              ------------
                                                 7,157,975
                                              ------------
TEXTILES & APPAREL (3.8%)
    202,600 Quicksilver, Inc.* ..............    3,140,300
    277,800 Warnaco Group, Inc. .............    3,420,413
                                              ------------
                                                 6,560,713
                                              ------------
                                                14,847,288
                                              ------------
TRANSPORTATION (1.0%)
    194,900 RailAmerica, Inc.* ..............    1,668,832
                                              ------------
TOTAL COMMON STOCK
  (COST $157,754,845) .......................  171,659,590
                                              ------------

                      SECURITY
  SHARES             DESCRIPTION                   VALUE
  ------             -----------                   -----

SHORT-TERM INVESTMENTS (1.2%)
  1,074,430 Sansom Street Fund -
  Money Market Portfolio                     $   1,074,430
  1,074,430 Temp Cash Fund - Dollar Series       1,074,430
                                              ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $2,148,860)                              2,148,860
                                              ------------
   PAR
---------
U.S. TREASURY INSTRUMENTS (0.6%)
 $1,000,000 U.S. Treasury Bills
              5.140%, 01/13/00                     998,287
                                              ------------
TOTAL U.S. TREASURY INSTRUMENTS
  (COST $998,287)                                  998,287
                                              ------------
TOTAL INVESTMENTS (100.0%)
  (COST $160,901,992)                         $174,806,737
                                              ============

* Non-income producing security.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                      SECURITY
  SHARES             DESCRIPTION                   VALUE
  ------             -----------                   -----
COMMON STOCK (91.6%)
ELECTRIC, GAS & WATER UTILITIES (10.5%)
      7,100 Entergy Corp. ...................  $   182,825
     12,400 Illinova Corp. ..................      430,900
      7,500 Montana Power Co. ...............      270,469
      6,800 PECO Energy Co. .................      236,300
                                               -----------
                                                 1,120,494
                                               -----------
FINANCE & INSURANCE (11.8%)
FINANCIAL SERVICES (1.3%)
      4,000 Finova Group, Inc. ..............      142,000
                                               -----------
INSURANCE CARRIERS (7.3%)
      3,600 Chubb Corp. .....................      202,725
      8,500 Everest Reinsurance Holdings, Inc.     189,656
      6,300 Reliastar Financial Corp. .......      246,881
      4,100 Travelers Property Casualty Corp.
              (A Shares)                           140,425
                                               -----------
                                                   779,687
                                               -----------
STATE & NATIONAL BANKS (3.2%)
      6,000 Imperial Bancorp* ...............      144,750
      4,900 UnionBanCal Corp. ...............      193,244
                                               -----------
                                                   337,994
                                               -----------
                                                 1,259,681
                                               -----------
MANUFACTURING (26.1%)
AIRCRAFT & AEROSPACE (1.6%)
      3,100 Northrop Grumman Corp. ..........      167,594
                                               -----------
APPAREL (1.3%)
      8,300 Polo Ralph Lauren Corp.* ........      141,619
                                               -----------
BUILDING PRODUCTS (2.0%)
      8,000 York International Corp. ........      219,500
                                               -----------
CHEMICALS & ALLIED PRODUCTS (2.4%)
      6,300 Minerals Technologies, Inc. .....      252,394
                                               -----------
COMPUTERS & OFFICE EQUIPMENT (4.9%)
      7,200 Cabletron Systems, Inc.* ........      187,200
      4,200 Pitney Bowes, Inc. ..............      202,912
      9,300 Quantum Corp-DLT & Storage* .....      140,662
                                               -----------
                                                   530,774
                                               -----------
                      SECURITY
  SHARES             DESCRIPTION                   VALUE
  ------             -----------                   -----
MANUFACTURING (CONTINUED)
CONSUMER PRODUCTS (1.6%)
      5,100 Fortune Brands, Inc. ............  $   168,619
                                               -----------
ELECTRONICS (2.8%)
      7,200 L-3 Communications Holdings,
             Inc.* ..........................      299,700
                                               -----------
FOOD & BEVERAGE (2.8%)
     10,600 Keebler Foods Co.* ..............      298,125
                                               -----------
MISCELLANEOUS INDUSTRIAL MACHINERY &
EQUIPMENT (6.7%)
      5,500 Applied Power, Inc. (A Shares) ..      202,125
      9,900 Pall Corp. ......................      213,469
      4,000 Snap-On, Inc. ...................      106,250
      5,300 Toro Co. ........................      197,756
                                               -----------
                                                   719,600
                                               -----------
                                                 2,797,925
                                               -----------
OIL & GAS (7.0%)
OIL & GAS EXPLORATION (4.2%)
      2,400 Amerada Hess Corp. ..............      136,200
      4,900 Coastal Corp. ...................      173,644
      2,200 Columbia Energy Group ...........      139,150
                                               -----------
                                                   448,994
                                               -----------
OIL & GAS PIPELINES (2.8%)
     14,800 Kinder Morgan, Inc. .............      298,775
                                               -----------
                                                   747,769
                                               -----------
SERVICES (25.3%)
ADVERTISING (2.3%)

      5,400 True North Communications, Inc. .      241,312
                                               -----------
BUSINESS SERVICES (12.4%)
      9,200 Comdisco, Inc. ..................      342,700
      8,000 Convergys Corp.* ................      246,000
      7,900 Galileo International, Inc. .....      236,506
      5,600 Iron Mountain, Inc.* ............      220,150
      8,400 Sterling Commerce, Inc.* ........      286,125
                                               -----------
                                                 1,331,481
                                               -----------

* Non-income producing security.
--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
CRM MID CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------
                      SECURITY
  SHARES             DESCRIPTION                   VALUE
  ------             -----------                   -----
SERVICES (CONTINUED)
COMMERCIAL SERVICES (1.4%)
      3,300 H & R Block, Inc. ...............  $   144,375
                                               -----------
HOTELS & OTHER LODGING PLACES (0.9%)
      4,300 Starwood Hotels & Resorts
             Worldwide, Inc. ................      101,050
                                               -----------
MEDICAL & HEALTH SERVICES (1.8%)
      3,000 Wellpoint Health Networks, Inc.*       197,812
                                               -----------
TELECOMMUNICATIONS SERVICES (2.2%)
      6,400 BroadWing Inc.* .................      236,000
                                               -----------
WASTE DISPOSAL (4.3%)
     24,300 Republic Services, Inc.* ........      349,313
      9,500 Safety-Kleen Corp.* .............      107,469
                                               -----------
                                                   456,782
                                               -----------
                                                 2,708,812
                                               -----------
TRANSPORTATION (2.1%)
      3,100 Kansas City Southern Industries,
             Inc ............................      231,337
                                               -----------
WHOLESALE & RETAIL TRADE (8.8%)
RETAIL MERCHANDISING (4.4%)
     11,100 Consolidated Stores Corp.* ......      180,375
     16,700 K Mart Corp.* ...................      168,044
      5,100 Shopko Stores, Inc.* ............      117,300
                                               -----------
                                                   465,719
                                               -----------
WHOLESALE DISTRIBUTORS (4.4%)
     11,850 Bergen Brunswig Corp. ...........       98,503
     13,200 United Stationers, Inc.* ........      377,025
                                               -----------
                                                   475,528
                                               -----------
                                                   941,247
                                               -----------
TOTAL COMMON STOCK (COST $9,103,580) ........    9,807,256
                                               -----------

                      SECURITY
  SHARES             DESCRIPTION                   VALUE
  ------             -----------                   -----
SHORT-TERM INVESTMENTS (3.3%)
    175,393 Sansom Street Fund -
  Money Market Portfolio ....................  $   175,393
    175,392 Temp Cash Fund - Dollar Series ..      175,392
                                               -----------
TOTAL SHORT-TERM INVESTMENTS (COST $350,785)       350,785
                                               -----------
   PAR
---------
U.S. TREASURY INSTRUMENTS (5.1%)
   $150,000 U.S. Treasury Bills,
              5.190%, 01/13/00 ..............      149,741
    200,000 U.S. Treasury Bills,
              5.450%, 01/13/00 ..............      199,637
    200,000 U.S. Treasury Bills,
              5.230%, 01/20/00 ..............      199,448
                                               -----------
TOTAL U.S. TREASURY INSTRUMENTS
  (COST $548,826) ...........................      548,826
                                               -----------
TOTAL INVESTMENTS (100.0%)
  (COST $10,003,191) ........................  $10,706,867
                                               ===========

* Non-income producing security.
--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                             SMALL CAP        MID CAP
                                                                           VALUE SERIES    VALUE SERIES
                                                                           ------------    ------------
ASSETS
     Investments
       Investments, at cost ............................................   $160,901,992     $10,003,191
       Net unrealized appreciation .....................................     13,904,745         703,676
                                                                           ------------     -----------
     Total investments, at value .......................................    174,806,737      10,706,867
     Receivable for securities sold ....................................        768,957              --
     Receivable for Contributions ......................................        602,694              --
     Interest and dividends receivable .................................         15,884           8,203
                                                                           ------------    ------------
Total assets ...........................................................    176,194,272      10,715,070
                                                                           ------------    ------------
LIABILITIES
     Payable for securities purchased ..................................      1,186,614         398,014
     Payable for Withdrawals ...........................................        253,424              --
     Accrued management fee ............................................        107,900           6,276
     Accrued expenses and other liabilities ............................         23,959           3,698
                                                                           ------------    ------------
Total liabilities ......................................................      1,571,897         407,988
                                                                           ------------    ------------
NET ASSETS .............................................................   $174,622,375     $10,307,082
                                                                           ============     ===========


--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------



                                                                             SMALL CAP        MID CAP
                                                                           VALUE SERIES    VALUE SERIES
                                                                           ------------    ------------
                                                                           PERIOD ENDED    PERIOD ENDED
                                                                           DECEMBER 31,    DECEMBER 31,
                                                                              1999(a)         1999(a)
                                                                           ------------    ------------
INVESTMENT INCOME
     Dividends .........................................................   $     98,714    $     16,789
     Interest ..........................................................         27,486           6,652
                                                                            -----------      ----------
Total investment income ................................................        126,200          23,441
                                                                            -----------      ----------
EXPENSES
     Investment advisory fees ..........................................        210,708          11,823
     Administration fees ...............................................         28,094           1,577
     Accounting services ...............................................          4,343           1,139
     Custody fees ......................................................          5,826           2,215
     Trustee fees and expenses .........................................            588              45
                                                                            -----------      ----------
Total expenses .........................................................        249,559          16,799
                                                                            -----------      ----------
NET INVESTMENT INCOME (LOSS) ...........................................       (123,359)          6,642
                                                                            -----------      ----------
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
     Net realized gain from investments ................................      8,795,510         127,825
     Net change in unrealized appreciation of investments ..............     15,927,338       1,205,134
                                                                            -----------      ----------
Net realized and unrealized gain on investments ........................     24,722,848       1,332,959
                                                                            -----------      ----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS ..............................................   $24,599,489      $1,339,601
                                                                            ===========      ==========

(a) For the period November 1, 1999 (Commencement of Operations) through December 31, 1999 (Unaudited).

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             SMALL CAP        MID CAP
                                                                           VALUE SERIES    VALUE SERIES
                                                                           ------------    ------------
                                                                           PERIOD ENDED    PERIOD ENDED
                                                                           DECEMBER 31,    DECEMBER 31,
                                                                              1999(a)         1999(a)
                                                                           ------------    ------------
NET ASSETS -- BEGINNING OF PERIOD                                          $         --    $         --
                                                                           ------------    ------------
OPERATIONS
     Net investment (loss) .............................................       (123,359)          6,642
     Net realized gain from investments ................................      8,795,510         127,825
     Net change in unrealized appreciation
       of investments ..................................................     15,927,338       1,205,134
                                                                           ------------    ------------
       Net increase in net assets resulting
        from operations ................................................     24,599,489       1,339,601
                                                                           ------------    ------------
TRANSACTIONS IN BENEFICIAL INTEREST:
     Contributions .....................................................    166,685,680      13,148,800
     Withdrawals .......................................................    (16,662,794)     (4,181,319)
                                                                           ------------    ------------
       Net increase in net assets resulting from transaction
         in beneficial interests .......................................    150,022,886       8,967,481
                                                                           ------------    ------------
       Total increase in net assets ....................................    174,622,375      10,307,082
                                                                           ------------    ------------
NET ASSETS -- END OF PERIOD ............................................   $174,622,375     $10,307,082
                                                                           ============     ===========

(a) For the period November 1, 1999 (commencement of operations) through December 31, 1999 (Unaudited).

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

Small Cap Value Series and Mid Cap Value Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual amounts could differ from those estimates.

The following represent significant accounting policies of the Series:

     SECURITY VALUATION -- Securities, other than short-term securities, held by the Series for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. As of December 31, 1999, the Series held no positions in fair valued securities. Securities with a maturity of 60 days or less are valued at amortized cost.

     REALIZED GAIN AND LOSS -- Security transactions are accounted for on a trade date basis and realized gain and loss on investments sold are determined on the basis of identified cost.

     INTEREST AND DIVIDEND INCOME -- Interest income is accrued as earned. Dividends on securities held by the Series are recorded on the ex-dividend date.

3. ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to each Series is Cramer Rosenthal McGlynn, LLC (the "Adviser"). Each Series pays a monthly advisory fee to the Adviser at the annual rate of 0.75% of the Series' first $1 billion of average daily net assets; 0.70% of the Series' next $1 billion of average daily net assets; and 0.65% of the Series' average daily net assets over $2 billion.

PFPC Inc. ("PFPC") performs certain administrative and accounting services to the Trust, pursuant to an Administration and Accounting Services Agreement with the Trust on behalf of the Series.

Wilmington Trust Company serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

Certain Trustees and officers of the Trust are also officers or directors of the Advisor. Trustees and officers of the Trust who are interested persons of the Trust receive no compensation from the Trust.

4. SECURITIES TRANSACTIONS

The cost of securities purchased and the proceeds from sales of securities, other than short-term securities, for the period ended December 31, 1999, were as follows:


                                                                              SMALL CAP          MID CAP
                                                                           VALUE SERIES     VALUE SERIES
                                                                           ------------     ------------
       Purchases .......................................................... $81,751,062     $15,361,549
       Sales ..............................................................  66,350,317      14,389,591
       Portfolio Turnover Rate:
          Period Ended December 31, 1999 ..................................      47.78%         140.68%


For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and net unrealized appreciation as of December 31, 1999, were as follows:


                                                                                                  NET
                                                           UNREALIZED       UNREALIZED     UNREALIZED
                                              TAX COST   APPRECIATION     DEPRECIATION   APPRECIATION
                                          ------------    -----------     ------------   ------------
           Small Cap Value Series ......  $160,924,700    $30,776,974     $(16,894,937)   $13,882,037
           Mid Cap Value Series ........    10,209,265      1,109,081         (611,909)       497,172

--------------------------------------------------------------------------------

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

--------------------------------------------------------------------------------

TRUSTEES
Robert H. Arnold
Eric Brucker
Robert J. Christian
Nicholas A. Giordano
Louis Klein, Jr.
Clement C. Moore, II
John J. Quindlen
William P. Richards

INVESTMENT  ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
PFPC Inc.
400 Bellevue Parkway
Wilmington, DE 19809

LEGAL COUNSEL
Pepper Hamilton, LLP

INDEPENDENT AUDITORS
Ernst & Young LLP


INVESTOR INFORMATION: (800) CRM-2883
HTTP://WWW.CRMFUNDS.COM

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED CURRENT PROSPECTUSES OF THE CRM FUNDS.



[GRAPHIC OMITTED]

This  report has been printed on recycled paper.

--------------------------------------------------------------------------------